HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
HOTEL OPERATING COSTS.
Rents	¥ 3,927		¥ 3,900	¥ 3,485
Utilities	603		507	478
Personnel costs	3,683		3,022	2,501
Depreciation and amortization	1,414		1,413	1,316
Consumable, food and beverage	1,026		969	885
Others	1,607		1,471	1,064
Total	¥ 12,260	$ 1,777	¥ 11,282	¥ 9,729